UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $169,535 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ITALIAN PASTA CO      CL A             027070101     4472   200185 SH       SOLE                   200185
AMERISTAR CASINOS INC          COM              03070Q101    11936  1381472 SH       SOLE                  1381472
ASCENT MEDIA CORP              COM SER A        043632108    10389   475678 SH       SOLE                   475678
BWAY HOLDING COMPANY           COM              12429T104      256    32187 SH       SOLE                    32187
CAMBREX CORP                   COM              132011107     3223   697676 SH       SOLE                   697676
CONVERGYS CORP                 COM              212485106     1742   271800 SH       SOLE                   271800
COOPER COS INC                 COM NEW          216648402    20648  1259043 SH       SOLE                  1259043
E M C CORP MASS                COM              268648102     2013   192230 SH       SOLE                   192230
EXTERRAN PARTNERS LP           COM UNITS        30225N105      225    20003 SH       SOLE                    20003
GENTEK INC                     COM NEW          37245X203     6963   462690 SH       SOLE                   462690
GOOGLE INC                     CL A             38259P508    14306    46500 SH       SOLE                    46500
HERCULES OFFSHORE INC          COM              427093109     6936  1460250 SH       SOLE                  1460250
ISLE OF CAPRI CASINOS INC      COM              464592104     2131   666000 SH       SOLE                   666000
KADANT INC                     COM              48282T104     4966   368380 SH       SOLE                   368380
KAPSTONE PAPER & PACKAGING C   COM              48562P103      108    45272 SH       SOLE                    45272
LIBERTY GLOBAL INC             COM SER A        530555101    17604  1105800 SH       SOLE                  1105800
MCDERMOTT INTL INC             COM              580037109    10523  1065100 SH       SOLE                  1065100
NII HLDGS INC                  CL B NEW         62913F201    13114   721332 SH       SOLE                   721332
PINNACLE ENTMT INC             COM              723456109    21064  2742656 SH       SOLE                  2742656
PRIDE INTL INC DEL             COM              74153Q102      160    10000 SH       SOLE                    10000
SYMANTEC CORP                  COM              871503108      890    65842 SH       SOLE                    65842
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109      317    41872 SH       SOLE                    41872
TRANSOCEAN INC NEW             SHS              G90073100     2930    62000 SH       SOLE                    62000
UNISOURCE ENERGY CORP          COM              909205106    12619   429797 SH       SOLE                   429797